Debt - Receivables Securitization Facility Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Program	Dec. 31, 2024 EUR (€) Program	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2007 USD ($)
Debt Instrument [Line Items]
Number of trade receivables securitization programs | Program	3	3
Margin percentage	1.10%	1.10%
Transfers accounted for as secured borrowings, carrying amount					$ 398
€100 million receivables securitization variable funding notes due 2029
Debt Instrument [Line Items]
Borrowing capacity | €		€ 100
Transfers accounted for as secured borrowings, carrying amount | €		318		€ 327
Maximum available borrowings	$ 104		$ 105
€230 million receivables securitization variable funding notes due 2029
Debt Instrument [Line Items]
Borrowing capacity | €		230
Transfers accounted for as secured borrowings, carrying amount | €		€ 421		€ 415
Maximum available borrowings	234		$ 240
$700 million receivables securitization due 2027
Debt Instrument [Line Items]
Borrowing capacity	$ 700
Margin percentage	0.90%	0.90%
Transfers accounted for as secured borrowings, carrying amount	$ 1,077
Maximum available borrowings	$ 241
Debt instrument, credit spread adjustment	0.10%
Line of credit facility, current borrowing capacity	$ 676